UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $71,026 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     6112   101699 SH       Sole                   101699        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     7498   224078 SH       Sole                   224078        0        0
ACTUATE CORP                   COM              00508B102     2877   599428 SH       Sole                   599428        0        0
APPLIED MATLS INC              COM              038222105     4987   452951 SH       Sole                   452951        0        0
CHINACAST EDU CORP             COM              16946T109     2715   378625 SH       Sole                   378625        0        0
CULP INC                       COM              230215105     4555   910925 SH       Sole                   910925        0        0
JDA SOFTWARE GROUP INC         COM              46612K108    12386   827965 SH       Sole                   827965        0        0
LAM RESEARCH CORP              COM              512807108     5296   203698 SH       Sole                   203698        0        0
MIDAS GROUP INC                COM              595626102     4964   473634 SH       Sole                   473634        0        0
MONARCH CASINO & RESORT INC    COM              609027107     2024   277194 SH       Sole                   277194        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     6702   587889 SH       Sole                   587889        0        0
THOR INDS INC                  COM              885160101     5169   281382 SH       Sole                   281382        0        0
TYLER TECHNOLOGIES INC         COM              902252105     5741   367562 SH       Sole                   367562        0        0